UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust
(Exact name of registrant as specified in charter)

623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

(888) 625-7768
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2023

Item 1. Reports to Stockholders.

(a)

2023 ANNUAL REPORT

April 30, 2023

North Capital Treasury Money Market Fund

North Capital Treasury Money Market Fund (the “Fund”)^

Portfolio Allocation

as of April 30, 2023

Sector	% of Net Assets
U.S. Treasury Debt	102.7%
Bank Deposit Account	0.3
Other Assets and Liabilities	(3.0)
100.0%

^Please see the Schedule of Investments for a detailed listing of the Fund’s holdings.

North Capital Funds Trust

Expense Example (unaudited)

As a shareholder of the North Capital Treasury Money Market Fund, you incur ongoing costs including investment advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

Actual Expenses

Two lines are presented in the table below - the first line provides information about the actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” for your fund to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or actual expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table is meant to highlight your ongoing costs only and does not reflect any transactional costs, as described above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Treasury Money Market Fund			Expenses Paid
	Beginning Account	Ending Account	During Period1
	Value (11/1/2022)	Value (4/30/2023)	(11/1/2022 to 4/30/2023)

Institutional Class Actual[2]	$1,000.00	$1,021.10	$0.00
Institutional Class Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$0.00

1Expenses are equal to the fund’s annualized expense ratio for the period November 1, 2022 through April 30, 2023 of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

2Based on the actual return for the six-month period ended April 30, 2023 of 2.11%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of North Capital Treasury Money Market Fund

In planning and performing our audit of the financial statements of North Capital Treasury Money Market Fund (the “Fund”), as of April 30, 2023 and for the fiscal year ended April 30, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Fund's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Fund's internal control over financial reporting.

The management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States).

However, we noted no deficiencies in the Fund's internal control over financial reporting and its operations, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of April 30, 2023 and for the fiscal year ended April 30, 2023.

This report is intended solely for the information and use of management, the shareholders, the Board of Trustees of North Capital Treasury Money Market Fund and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Englewood, Colorado
June 28, 2023

North Capital Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
April 30, 2023

DESCRIPTION	PAR VALUE	FAIR VALUE *
U.S. Treasury Debt - 102.7%
U.S. Treasury Bills ʘ
4.681%, 05/02/2023	$343,100	$343,056
4.887%, 05/09/2023	185,000	184,802
4.680%, 05/11/2023	1,739,000	1,736,770
4.490%, 05/16/2023	1,530,000	1,527,177
4.752%, 05/18/2023	471,000	469,958
4.461%, 05/23/2023	113,000	112,696
4.664%, 05/30/2023	1,845,000	1,838,163
4.708%, 06/06/2023	522,000	519,576
4.494%, 06/08/2023	1,124,000	1,118,741
4.855%, 06/13/2023	5,803,000	5,769,811
4.890%, 06/20/2023	128,000	127,142
4.584%, 06/22/2023	102,000	101,334
4.986%, 06/27/2023	343,100	340,464
4.907%, 07/05/2023	9,000	8,921
Total U.S. Treasury Debt
(Cost $14,198,611)		14,198,611

Total Investments - 102.7%
(Cost $14,198,611)▲		14,198,611

Bank Deposit Account - 0.3%
U.S. Bank N.A., 2.961% ʘ		43,264

Other Assets and Liabilities, Net - (3.0%)		(411,326)
Total Net Assets - 100.0%		$13,830,549

*	Securities are valued in accordance with procedures described in Note 2 in Notes to Financial Statements.
▲
On April 30, 2023, the cost of investments for federal income tax purposes was $14,198,611.  The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

ʘ	Rate shown is annualized yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

North Capital Treasury Money Market Fund April 30, 2023
Investments in securities, at cost (Note 2)	$14,198,611
ASSETS:
Investments, in securities, at fair value (Note 2)	$14,198,611
Cash	43,264
Receivable from adviser (Note 3)	8,612
Prepaid expenses and other assets	15,090
Total assets	14,265,577
LIABILITIES:
Payable for investments purchased	340,463
Dividends payable	49,544
Administration and accounting fees and expenses payable	18,730
Transfer agent fees and expenses payable	7,087
Audit and tax fees payable	6,800
Legal fees payable	5,554
Compliance fees payable	1,875
Trustees’ payable	1,875
Custody fees payable	1,600
Registration fees payable	1,500
Total liabilities	435,028
Net assets	$13,830,549
COMPOSITION OF NET ASSETS:
Portfolio capital	$13,830,549
Net assets	$13,830,549
Institutional Class:
Net assets	$13,830,549
Shares of beneficial issued outstanding[1]	13,830,549
Net asset value, offering price and redemption price per share	$1.00

1 Unlimited number of shares of beneficial interest with no par value authorized.

The accompanying notes are an intergral part of the financial statements.

Statement of Operations

North Capital Treasury Money Market Fund
Year Ended April 30, 2023
INVESTMENT INCOME:
Interest income	$261,746
Total investment income	261,746
EXPENSES:
Administration and accounting fees and expenses	111,760
Transfer agent fees and expenses	42,919
Registration fees	28,798
Legal fees	25,411
Insurance expense	16,680
Investment advisory fees	15,539
Audit and tax fees	12,000
Trustees’ fees	11,723
Custodian fees	8,904
Compliance fees	4,918
Other expenses	3,110
Total expenses	281,762
Less: Fee waivers and expense reimbursements (note 3)	(281,762)
Total net expenses	—
Net investment income	$261,746

The accompanying notes are an intergral part of the financial statements.

Statements of Changes in Net Assets

	North Capital Treasury Money Market Fund

	Year Ended April 30, 2023	Year Ended April 30, 2022

OPERATIONS:
Net investment income	$261,746	$98
Net increase in net assets resulting from operations	261,746	98
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(261,746)	(98)
Total distributions	(261,746)	(98)
CAPITAL SHARE TRANSACTIONS:*
Institutional Class:
Proceeds from shares sold	15,059,099	75,033
Shares issued as reinvestment of distributions	212,265	70
Cost of shares redeemed	(1,576,419)	(75,071)
Net increase in net assets from Institutional Class transactions	13,694,945	32
Net increase in net assets from capital share transactions	13,694,945	32
Net increase in net assets	13,694,945	32
Net assets at beginning of year	135,604	135,572
Net assets at end of year	$13,830,549	$135,604

* North Capital Treasury Money Market Fund transacts at $1.00 per share.

The accompanying notes are an intergral part of the financial statements.

North Capital Treasury Money Market Fund

FINANCIAL HIGHLIGHTS

(Selected data for each share of the Fund outstanding throughout the period indicated)

Institutional Class

	For the year ended	For the year ended	For the year ended	For the period July 17, 2019[1] through
	April 30, 2023	April 30, 2022	April 30, 2021	April 30, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income	0.03	0.00	0.00	0.01
Distributions from net investment income	(0.03)	(0.00)	(0.00)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[2]	3.00%	0.07%	0.08%	0.94%
Net assets end of period	$13,830,549	$135,604	$135,572	$53,465
Ratio of expenses to average net assets[3]	0.00%	0.00%	0.00%	0.41%
Ratio of net investment income to average net assets[3]	4.21%	0.07%	0.08%	1.19%
Ratio of expenses to average net assets (excluding waivers)[3]	4.53%	178.73%	186.54%	423.15%
Ratio of net investment income to average net assets (excluding waivers)[3]	(0.32%)	(178.66%)	(186.46%)	(421.55%)

[1]	Commencement of investment operations.
[2]	Total return would have been lower had certain expenses not been waived and reimbursed. Past performance is no guarantee of future results.
[3]	Annualized.

The accompanying notes are an integral part of the financial statements.

North Capital Funds Trust – North Capital Treasury Money Market Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2023

1.	Organization

The North Capital Treasury Money Market Fund (the “Fund”), is a series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The Fund commenced operations on July 17, 2019. The Fund offers Institutional Class Shares. The Fund operates as a “diversified” fund, as such term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is North Capital, Inc. (the “Adviser”).

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees. All shares of the Fund have equal voting rights and liquidation rights.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies and Accounting Standards Update (“ASU”) 2013-08.

(a)	Calculation of Net Asset Value Per Share

The net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets (assets minus liabilities) by the number of shares outstanding.

(b)	Investment Valuation

Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and its effected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of April 30, 2023, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
U.S. Treasury Debt	$—	$14,198,611	$—	$14,198,611
Total Investments	$—	$14,198,611	$—	$14,198,611

Refer to the Fund’s Schedule of Investments for further security classification.

During the fiscal year ended April 30, 2023, there were no transfers between fair value levels, and the Fund’s portfolio did not hold any securities deemed to be Level 3.

In December 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted a new rule, Rule 2a-5, that establishes requirements for determining fair value in good faith for purposes of the Investment Company Act with a compliance date of September 8, 2022. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted related recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective June 23, 2022, and there was no material impact to the Fund.

(c) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

For financial statement purposes, the Fund records security transactions on the trade date of the security purchase or sale. As of April 30, 2023, the Fund had a payable for investments purchased of $340,463 due to an unsettled trade. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date.

(e) Cash and Cash Equivalents

The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments of the Statement of Assets and Liabilities.

(f) Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of April 30, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

As of and during the fiscal year ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 “Income Taxes”, which requires that the effects of a tax position taken, or expected to be taken, in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

(g) Distribution to Shareholders

As a government money market fund, the Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the Fund.

The distributions paid during the fiscal years ended April 30, 2023, and April 30, 2022 (adjusted by dividends payable as of April 30, 2023 and April 30, 2022, respectively) were as follows:

	Fiscal year ended April 30, 2023	Fiscal year ended April 30, 2022
Ordinary Income	$212,229	$73

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares. There were no long-term gains for the fiscal years ended April 30, 2023 and April 30, 2022.

(h) Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Agreements

(a)	Management Agreement, Operating Expenses Limitation Agreement and Transactions with Related Parties

Under the terms of the Management Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.25% on the average daily net assets of the Fund.

Effective April 6, 2020, the Adviser voluntarily agreed to further waive or reimburse certain fees and expenses as needed in order to maintain a zero or positive yield for the Fund.

In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual operating expense limitation agreement (the “Operating Expenses Limitation Agreement”). Pursuant to the Operating Expenses Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) incurred in the ordinary course of business so that the Fund’s ratio of total annual operating expenses, expressed as a percentage of a share classes’ average daily net assets, is limited to 0.45% until at least August 31, 2023 and limited to 1.00% at least until August 31, 2031. The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expenses Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement can be achieved within the lesser of the Operating Expense Limitation or the expense limits in place at the time of recoupment. The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expenses Limitation Agreement or the Management Agreement.

The following table shows the remaining waived expenses subject to potential recovery expiring:

April 2024	$231,939
April 2025	$242,343
April 2026	$281,762

(b)	Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c)	Distributor

North Capital Private Securities Corporation (the “Distributor”) serves as principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust. The Adviser and the Distributor are subsidiaries of North Capital Investment Technology Inc. The Fund incurred no fees and expenses with the Distributor for the fiscal year ended April 30, 2023.

4.	Control Persons

        As of April 30, 2023, a shareholder owned 58.85% of the outstanding shares of the Fund, which is deemed to “control” the Fund as defined in the 1940 Act.

5.	Principal Risks

The Fund in the normal course of business makes investments in financial instruments where there is risk of potential loss. There can be no assurance that the Fund will achieve its investment objective.

Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns. Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

6.	Subsequent Events

Management has evaluated Fund related events and transactions that occurred subsequent to April 30, 2023, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Notice to Shareholders – April 30, 2023 (unaudited)

Tax Information

The information set forth below is for the Fund’s fiscal year ended April 30, 2023, as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed for income tax purposes will be sent in early 2024 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended April 30, 2023, the Fund has designated long-term capital gains and ordinary income with regard to distributions paid during the period as follows:

	Long Term	Ordinary
	Capital Gains	Income	Total
	Distributions	Distributions	Distributions
Fund	(Tax Basis)	(Tax Basis)	(Tax Basis) [1]
North Capital Treasury Money Market Fund	—%	100.0%	100.0%

[1]	None of the dividends paid by the Fund are eligible for the dividends received deduction or are characterized as qualified dividend income.

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	100.0%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Fund was as follows:

North Capital Treasury Money Market Fund	0.0%

Notice to Shareholders – April 30, 2023 (unaudited)

Portfolio Holdings

The Fund’s Form N-MFP which has information about the Fund and its portfolio holdings is filed with the Commission each month and is available without charge: (i) upon request, by calling 833-2-NCFUND or 833-262-3863; and (ii) on the SEC’s website at http://www.sec.gov or visiting the Fund’s website.

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30, as well as a description of the policies and procedures the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 833-2-NCFUND or 833-262-386; and on the SEC’s website at http://www.sec.gov.

Trustees and Officers of the Fund

Name, Address*, and Year of Birth	Position, Term of Office & Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Karen Fleck Year: 1983	Trustee, since 2019	Rented.com, Chief Financial Officer (April 2019-Present); StartIt Advisors, Founder/CEO (November 2018-Present); Realty Mogul, Chief Operations Officer (March 2015-November 2018); American Assets Capital Advisers LLC, Chief Financial Officer (March 2011-March 2015)	1	None
Nivine Richie Year: 1967	Trustee, since 2019	University of North Carolina Wilmington, Associate Dean of Graduate and International Programs and Professor of Finance (August 2007 – Present)	1	None
David Wieder Year: 1966	Trustee, since 2019	HerMoney Media Inc, Co-Founder, President and Treasurer (May 2018-Nov 2019); Committed Capital LLC, Managing Principal (June 2002-Present); Worth Financial Holdings, Chairman CEO and Director (May 2018-Present); Washington Montessori School, Trustee (May 2015-Present); The W O’Neil Foundation, Investment Committee Chairman (July 2016-Present)	1	None
James P. Dowd Year: 1964	Interested Trustee and President, since 2019	North Capital, Inc., Chief Executive Officer (October 2008-Present); North Capital Investment Technology Inc., Chief Executive Officer (January 2014-Present)	1	None
Rhonda Davis Year: 1968	Chief Compliance Officer, since 2019	Bates Group LLC, Managing Director of the Compliance Practice (July 2021- Present); Cobia Compliance LLC, Regulatory Consultant (February 2009 -July 2021)	N/A	N/A
Daniel Watson Year: 1985	Treasurer, since 2022	North Capital Inc., Chief Financial Officer (September 2022-Present); Impartner, Inc., Corporate Controller (July 2021-Present); Motorola Solutions Inc., Director of Accounting, Software Enterprise (April 2021-July 2021) and Sr. Manager of Accounting (January 2020-April 2021); Spillman Technologies Inc., Controller (August 2017-January 2020)	N/A	N/A
Michael Weaver Year: 1982	Secretary, since 2019	North Capital Inc. and North Capital Private Securities Corporation, Managing Director and Head of Asset Management and Trading (January 2015-Present).	N/A	N/A

*	The address for each Trustee and Officer listed is c/o North Capital Funds Trust, 623 E.Fort Union Blvd., Suite 101, Salt Lake City, UT 84047.

The Statement of Additional Information (SAI) includes additional information about the Trustees and is available upon request without charge by calling 833-2-NCFUND or 833-262-3863.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s president and treasurer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Karen Fleck is the “audit committee financial expert” and is considered to be “independent” as such term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Service Fees

$11,000 (FY 2023) and $11,000 (FY 2022) are the aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant to the registrant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Service Fees

There were no fees billed in the fiscal years 2023 and 2022 for Audit-Related Fees.

(c) Tax Service Fees

Tax service fees were included in the Audit service fees of $11,000 (FY 2023) and $11,000 (FY 2022). There were no fees billed in the last fiscal year for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, tax planning and tax return preparation.

There were no fees billed in the fiscal years 2023 and 2022 for professional services rendered by the principal accountant to registrant’s investment adviser for tax compliance, tax advice and tax planning that were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Service Fees

There were no other fees billed in the fiscal years 2023 and 2022 for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) – (c) of this Item 4.

(e) (1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e) (2) None

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) See the tax fees disclosed in paragraph (c) of this Item 4.

(h) Not applicable

(i)  Not applicable

(j)  Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the board.

Item 11. Controls and Procedures.

(a)
The Registrant’s president and treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting  (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Capital Funds Trust
Registrant

By  /s/  James P. Dowd
      James P. Dowd, President of the Trust

Date       7/5/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  James P. Dowd
      James P. Dowd, President of the Trust

Date        7/5/2023

By  /s/  Dan Watson
     Dan Watson, Treasurer of the Trust

Date      7/6/2023